Consolidated Statements of Operations and Comprehensive Loss (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Revenue	544,609	670,720	667,037
Project costs	244,444	310,463	284,241
Equipment costs	193,843	220,738	234,933
Equipment operating lease expense	34,723	62,870	68,349
Depreciation	37,722	44,642	35,062
Gross profit	33,877	32,007	44,452
General and administrative expenses	44,076	41,333	48,725
Loss on disposal of property, plant and equipment	2,628	1,741	1,948
Loss (gain) on disposal of assets held for sale (note 10)	98	(466)	825
Amortization of intangible assets (note 13(b))	3,694	4,287	2,150
Equity in (earnings) loss of unconsolidated joint venture (note 9)	(596)	(86)	2,720
Operating (loss) income before the undernoted	(16,023)	(14,802)	(11,916)
Interest expense (note 22)	23,743	22,146	22,533
Foreign exchange loss (gain)	84	52	(1,659)
Unrealized gain on derivative financial instruments (note 17(a))	(2,705)	(2,382)	(2,305)
Loss on debt extinguishment (note 16(d))	0	0	4,346
Loss from continuing operations before income taxes	(37,145)	(34,618)	(34,831)
Income tax (note 11):
Current (benefit) expense	(2,209)	(677)	2,892
Deferred (benefit)	(6,627)	(8,558)	(7,997)
Net loss from continuing operations	(28,309)	(25,383)	(29,726)
Income (loss) from discontinued operations, net of tax (note 23)	26,846	4,221	(4,924)
Net loss	(1,463)	(21,162)	(34,650)
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	31	40	(59)
Comprehensive loss	(1,432)	(21,122)	(34,709)
Per share information (note 19(b))
Net loss from continuing operations - basic and diluted (CAD per share)	(0.78)	(0.70)	(0.82)
Net income (loss) from discontinued operations - basic and diluted (CAD per share)	0.74	0.12	(0.14)
Net loss - basic and diluted (CAD per share)	(0.04)	(0.58)	(0.96)